FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Balance Sheet Classification (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	$ 80	$ 689
Non-current derivative financial assets	571	861
Derivative financial assets	(538)	1,136	$ 895
Non-current derivative financial liabilities	(1,055)	(398)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	651	1,550
Derivative financial liabilities	$ (1,189)	$ (414)